Risk and Capital Management	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Risk and Capital Management a) Corporate Governance
Note 32 – Risk and Capital Management
a) Corporate Governance
ITAÚ UNIBANCO HOLDING invests in robust risk management processes and capital management that are the basis for its strategic decisions to ensure business sustainability and maximize shareholder value creation.
These processes are aligned with the guidelines of the Board of Directors and Executive which, through collegiate bodies, define the global objectives expressed as targets and limits for the business units that manage risk. Control and capital management units, in turn, support ITAÚ UNIBANCO HOLDING’s management by monitoring and analyzing risk and capital.
The Board of Directors is the main body responsible for establishing guidelines, policies and approval levels for risk and capital management. The Capital and Risk Management Committee (CGRC), in turn, is responsible for supporting the Board of Directors in managing capital and risk. At the executive level, collegiate bodies, presided over by the Chief Executive Officer (CEO) of ITAÚ UNIBANCO HOLDING, are responsible for capital and risk management, and their decisions are monitored by the CGRC.
Additionally, ITAÚ UNIBANCO HOLDING has collegiate bodies with capital and risk management responsibilities delegated to them, under the responsibility of CRO (Chief Risk Officer). To support this structure, the Risk Department has departments to ensure, on an independent and centralized basis, that the institution’s risks and capital are managed in compliance with the defined policies and procedures.

b)	Risk Management
Risk Appetite
The risk appetite of ITAÚ UNIBANCO HOLDING is based on the Board of Director’s statement:
“We are a universal bank, operating mainly in Latin America. Supported by our risk culture, we insist on with strict ethical standards and regulatory compliance, seeking high and increasing returns, with low volatility, through lasting relationships with our customers, accurate risk pricing, widespread funding and proper use of capital.”
Based on this statement, five dimensions have been defined, each dimension consists of a set of metrics associated with the main risks involved, combining supplementary measurement methods, to give a comprehensive vision of our exposure.
The Board of Directors is responsible for approving guidelines and limits for risk appetite, with the support of CGRC and the CRO (Chief Risk Officer).
The limits for risk appetite are monitored regularly and reported to risk committees and to the Board of Directors, which will oversee the preventive measures to be taken to ensure that exposure is aligned with the strategies of ITAÚ UNIBANCO HOLDING.
The five dimensions of risk appetite are:

•
Capitalization:
establishes that ITAÚ UNIBANCO HOLDING must have capital sufficient to face any serious recession period or a stress event without the need to adjust its capital structure under unfavorable circumstances. It is monitored by tracking ITAÚ UNIBANCO HOLDING’s capital ratios, both in normal and stress scenarios, and of the ratings of the institution’s debt issues.

•	Liquidity: establishes that the liquidity of ITAÚ UNIBANCO HOLDING must withstand long periods of stress. It is monitored tracking liquidity indicators.

•
Composition of results:
defines that business will be focused primarily on Latin America, where ITAÚ
UNIBANCO HOLDING has a diversified base of customers and products, with low appetite for income volatility or for high risk. This dimension comprises aspects related to business, profitability, market risk and credit risk. By adopting exposure concentration limits, such as industry sectors, counterparty quality, countries and geographical regions and risk factors, these monitored metrics are intended to ensure well-adjusted portfolios, low income volatility and business sustainability.

•
Operational risk:
focuses on the control of operating risk events that may adversely impact business and operating strategy, and involves monitoring the main operational risk events and losses incurred.

•
Reputation:
addresses risks that may impact the institution’s brand value and reputation with customers, employees, regulatory bodies, investors and the general public. The risk monitoring in this dimension is carried out by tracking customer satisfaction or dissatisfaction and media exposure, in addition to monitoring the institution’s conduct.

Risk appetite, risk management and guidelines for employees of ITAÚ UNIBANCO HOLDING for routine decision-making purposes are based on:

•
Sustainability and customer satisfaction:
ITAÚ UNIBANCO HOLDING vision is to be the leading
bank in sustainable performance and customer satisfaction and, accordingly, we are committed to creating shared value for staff, customers, stockholders and society, ensuring the continuity of the business. ITAÚ UNIBANCO HOLDING is committed to doing business that is good both for the customer and the institution itself;

•
Risk culture:
ITAÚ UNIBANCO HOLDING’s risk culture goes beyond policies, procedures or processes, reinforcing the individual and collective responsibility of all employees so that they will do the right thing at the right time and in the proper manner, respecting the ethical way of doing business;

•
Risk pricing:
ITAÚ UNIBANCO HOLDING’s operates and assumes risks in business that it knows and understands, avoids the ones that are unknown or that do not provide competitive advantages, and carefully assesses risk-return ratios;

•
Diversification:
ITAÚ UNIBANCO HOLDING has little appetite for volatility in earnings, and it therefore operates with a diverse base of customers, products and business, seeking to diversify risks and giving priority to lower risk business;

•	Operational excellence: It is the wish of ITAÚ UNIBANCO HOLDING to be an agile bank, with a robust and stable infrastructure enabling us to offer top quality services;

•
Ethics and respect for regulations:
for ITAÚ UNIBANCO HOLDING, ethics is
non-negotiable,
and it
therefore promotes an institutional environment of integrity, encouraging staff to cultivate ethics in relationships and business and to respect the rules, thus caring for the institution’s reputation.

ITAÚ UNIBANCO HOLDING has various ways of disseminating risk culture, based on four principles: conscious risk-taking, discussion of the risks the institution faces, the corresponding action taken, and the responsibility of everyone for managing risk.
These principles serve as a basis for ITAÚ UNIBANCO HOLDING guidelines, helping employees to conscientiously understand, identify, measure, manage and mitigate risks.
1. Credit risk
The possibility of losses arising from failure by a borrower, issuer or counterparty to meet their financial obligations, the impairment of a loan due to downgrading of the risk rating of the borrower, the issuer or the counterparty, a decrease in earnings or remuneration, advantages conceded on renegotiation or the costs of recovery.
There is a credit risk control and management structure, centralized and independent from the business units, that provides for operating limits and risk mitigation mechanisms, and also establishes processes and tools to measure, monitor and control the credit risk inherent in all products, portfolio concentrations and impacts of potential changes in the economic environment.
The credit policy of ITAÚ UNIBANCO HOLDING is based on internal criteria such as: classification of customers, portfolio performance and changes, default levels, rate of return and economic capital allocated, and external factors such as interest rates, market default indicators, inflation, changes in consumption, and so on.

For personal customers and small and middle-market companies, credit rating is based on statistical application models (at the early stages of the relationship with a customer) and behavior score (used for customers with which ITAÚ UNIBANCO HOLDING already has a relationship).
For large companies, the rating is based on information such as economic and financial condition of the counterparty, their cash-generating capability, the economic group to which they belong, and the current and prospective situation of the economic sector in which they operate, including the assessment of Social and Environmental Risk, in accordance with the guidelines of the Sustainability and Social and Environmental Responsibility Policy (PRSA) and specific manuals and procedures of ITAÚ UNIBANCO HOLDING. Credit proposals are analyzed on a case by case basis, through an approval-level mechanism.
ITAÚ UNIBANCO HOLDING strictly controls the credit exposure of customers and counterparties, taking action to address situations in which the current exposure exceeds what is desirable. For this purpose, measures provided for in loan agreements are available, such as accelerated maturity or a requirement for additional collateral.
1.1 Collateral and policies for mitigating credit risk
ITAÚ UNIBANCO HOLDING uses guarantees to increase its capacity for recovery in operations exposed to credit risk. The guarantees may be personal, secured, legal structures with mitigating power and offset agreements.
For collateral to be considered instruments that mitigate credit risk, they must comply with the requirements and standards that regulate them, both internal and external ones, and they must be legally valid (effective), enforceable, and assessed on a regular basis.
ITAÚ UNIBANCO HOLDING also uses credit derivatives, to mitigate credit risk of its portfolios of loans and securities. These instruments are priced based on models that use the fair value of market inputs, such as credit spreads, recovery rates, correlations and interest rates.
1.2 Policy for Provisioning and Economic Scenarios
Both the credit risk and the finance areas are responsible for defining the methods used to measure expected loan losses and for periodically assessing changes in the provision amounts.
These areas monitor the trends observed in provisions for expected credit losses by segment, in addition to establishing an initial understanding of the variables that may trigger changes in the allowance for loan losses, the probability of default (PD) or the loss given default (LGD).
Once the trends have been identified and an initial assessment of the variables has been made at the corporate level, the business areas are responsible for further analyzing these trends in more detail and for each segment, in order to understand the underlying reasons for the trends and to decide whether changes are required in credit policies.
Provisions for expected losses take into account the expected risk linked to contracts with similar characteristics and in anticipation of signs of deterioration, over a loss horizon suitable for the remaining period of the contract to maturity. For contracts of products with no determined termination date, average results of deterioration and default are used to determine the loss horizon.
Additionally, information on economic scenarios and public data with internal projections are used to determine and adjust the expected credit loss in line with expected macroeconomic realities.

Sensitivity analysis
ITAÚ UNIBANCO HOLDING prepares studies on the impact of estimates in the calculation of expected credit loss. The expected loss models use three different scenarios: Optimistic, Base and Pessimistic. In Brazil, where operations are substantially carried out, these scenarios are combined by weighting their probabilities: 5%, 45% and 50%, respectively, which are updated so as to reflect the new economic conditions. For loan portfolios originated in other countries, the scenarios are weighted by different probabilities, considering regional economic aspects and conditions
The table below shows the amount of financial assets at amortized cost and at fair value through other comprehensive income, expected loss and the impacts on the calculation of expected credit loss in the adoption of 100% of each scenario:

12/31/2021					12/31/2020
		Reduction/(Increase) of					Reduction/(Increase) of
Financial Assets (1)	Expected Loss (2)	Expected Loss			Financial Assets (1)	Expected Loss (2)	Expected Loss
		Pessimistic scenario	Base scenario	Optimistic scenario			Pessimistic scenario	Base scenario	Optimistic scenario
1,078,891	(46,348)	(340)	163	1,788	951,343	(51,480)	(830)	491	1,416

(1)	Composed of Loan operations, lease operations and securities.
(2)	Comprises expected credit loss for Financial Guarantees R$ (767) (R$ (907) at 12/31/2020) and Loan Commitments R$ (4,433) (R$ (3,485) at 12/31/2020).
1.3 Classification of Stages of Credit Impairment
ITAÚ UNIBANCO HOLDING uses customers’ internal information, statistic models, days of default and quantitative analysis in order to determine the credit status of portfolio agreements.
Rules for changing stages take into account:

•	Stage 1 to stage 2: delay or evaluation of absolute and relative probability of default (PD) triggers.
For retail market portfolios, ITAÚ UNIBANCO HOLDING classifies loan agreements which are over 30 days overdue in stage 2, except payroll loans for government agency, for which the figure is 45 days, due to the dynamics of payment for transfer of the product.
For the Wholesale business portfolio, information on arrears is taken into account when assessing the counterparty rating.
The absolute trigger considers the lower (minimum PD) and upper (maximum PD) limits of ratings assigned internally to products. Transactions with PD lower than the minimum PD remain classified in stage 1, whereas operations in which the PD is higher than the maximum PD migrate to stage 2.
The relative PD is analyzed if the current PD is between the minimum and maximum PD limits and it is used to verify the significant increase in credit risk, through the relative PD variation since the initial recognition of the financial instrument. If this relative variation is greater than that defined for each portfolio, the financial instrument migrates to stage 2.

•
Stage 3:
default parameters are used to identify stage 3: 90 days without payment noted, except for the mortgage loan portfolio, which are considered 180 days; debt restructuring; filing for bankruptcy; loss; and court-supervised recovery. The financial asset, at any stage, can migrate to stage 3 when showing default parameters.

Information on days of delay, used on an absolute basis, is an important factor for the classification of stages, and after a certain credit status has been defined for an agreement, it is classified in one of the three stages of credit deterioration. Based on this classification, rules for measuring expected credit loss in each stage are used, as described in Note 2.4d.

1.4 Maximum Exposure of Financial Assets to Credit Risk

	12/31/2021			12/31/2020
	Brazil	Abroad	Total	Brazil	Abroad	Total
Financial Assets	1,325,332	485,649	1,810,981	1,294,428	466,835	1,761,263
At Amortized Cost	920,576	350,614	1,271,190	861,485	324,255	1,185,740
Interbank deposits	17,795	52,147	69,942	17,775	37,910	55,685
Securities purchased under agreements to resell	159,974	9,744	169,718	237,528	2,415	239,943
Voluntary investments with the Central Bank of Brazil	5,800	—	5,800	—	—	—
Securities	125,875	21,871	147,746	103,146	26,658	129,804
Loan and lease operations	562,646	259,944	822,590	468,461	245,643	714,104
Other financial assets	81,398	15,075	96,473	67,425	25,830	93,255
(-) Provision for Expected Loss	(32,912)	(8,167)	(41,079)	(32,850)	(14,201)	(47,051)
At Fair Value Through Other Comprehensive Income	44,648	60,974	105,622	48,992	60,950	109,942
Securities	44,648	60,974	105,622	48,992	60,950	109,942
At Fair Value Through Profit or Loss	360,108	74,061	434,169	383,951	81,630	465,581
Securities	343,339	21,628	364,967	365,718	23,353	389,071
Derivatives	16,612	52,433	69,045	18,227	58,277	76,504
Other financial assets	157	—	157	6	—	6
Financial liabilities – provision for expected loss	4,543	657	5,200	3,655	737	4,392
Loan Commitments	4,115	318	4,433	3,135	350	3,485
Financial Guarantees	428	339	767	520	387	907
Off balance sheet	446,267	73,431	519,698	372,542	58,773	431,315
Financial guarantees	62,548	20,362	82,910	51,830	17,103	68,933
Letters of credit to be released	45,773	—	45,773	41,477	—	41,477
Loan commitments	337,946	53,069	391,015	279,235	41,670	320,905
Mortgage loans	10,709	—	10,709	6,357	—	6,357
Overdraft accounts	147,878	—	147,878	126,302	—	126,302
Credit cards	176,384	3,840	180,224	144,386	3,859	148,245
Other pre-approved limits	2,975	49,229	52,204	2,190	37,811	40,001

Total	1,767,056	558,423	2,325,479	1,663,315	524,871	2,188,186

Amounts shown for credit risk exposure are based on gross book value and do not take into account any collateral received or other added credit improvements.
The contractual amounts of financial guarantees and letters of credit cards represent the maximum potential of credit risk in the event that a counterparty does not meet the terms of the agreement. The vast majority of loan commitments (mortgage loans, overdraft accounts and other pre-approved
limits) mature without being drawn, since they are renewed monthly and can be cancelled unilaterally.
As a result, the total contractual amount does not represent our real future exposure to credit risk or the liquidity needs arising from such commitments.
1.4.1. By business sector
Loan and lease operations

	12/31/2021%		12/31/2020%
Industry and commerce	190,491	23.1	163,784	22.9
Services	173,332	21.1	172,322	24.1
Other sectors	37,652	4.6	37,565	5.3
Individuals	421,115	51.2	340,433	47.7

Total	822,590	100.0	714,104	100.0

Other financial assets (*)

	12/31/2021%		12/31/2020%
Public sector	580,619	62.2	713,705	71.2
Services	150,831	16.2	79,788	8.0
Other sectors	83,521	9.0	67,636	6.8
Financial	117,869	12.6	139,820	14.0

Total	932,840	100.0	1,000,949	100.0

(*)
Includes Financial Assets at Fair Value through Profit and Loss, Financial Assets at Fair Value through Other Comprehensive Income and Financial Assets at Amortized Cost, except for Loan and Lease Operations and Other Financial Assets.

The exposure of Off Balance financial instruments (Financial Collaterals and Loan Commitments) is neither categorized nor managed by business sector.

1.4.2 By type and classification of credit risk
Loan and lease operations

12/31/2021
	Stage 1				Stage 2				Stage 3				Total Consolidated of 3 stages
	Loan Operations	Loan commitments	Financial Guarantees	Total	Loan Operations	Loan commitments	Financial Guarantees	Total	Loan Operations	Loan commitments	Financial Guarantees	Total	Loan Operations	Loan commitments	Financial Guarantees	Total
Individuals	270,371	220,961	944	492,276	38,168	20,723	—	58,891	23,997	686	—	24,683	332,536	242,370	944	575,850
Corporate	128,519	23,882	52,429	204,830	1,600	200	535	2,335	4,915	23	2,478	7,416	135,034	24,105	55,442	214,581
Micro/Small and medium companies	124,555	71,158	7,605	203,318	16,749	4,823	130	21,702	8,666	222	141	9,029	149,970	76,203	7,876	234,049
Foreign loans - Latin America	178,719	46,629	17,776	243,124	13,389	1,621	713	15,723	12,942	87	159	13,188	205,050	48,337	18,648	272,035

Total	702,164	362,630	78,754	1,143,548	69,906	27,367	1,378	98,651	50,520	1,018	2,778	54,316	822,590	391,015	82,910	1,296,515

%	61.4	31.7	6.9	100.0	70.9	27.7	1.4	100.0	93.0	1.9	5.1	100.0	63.4	30.2	6.4	100.0

	12/31/2020
	Stage 1				Stage 2				Stage 3				Total Consolidated of 3 stages
	Loan Operations	Loan commitments	Financial Guarantees	Total	Loan Operations	Loan commitments	Financial Guarantees	Total	Loan Operations	Loan commitments	Financial Guarantees	Total	Loan Operations	Loan commitments	Financial Guarantees	Total
Individuals	199,158	190,273	854	390,285	30,793	19,387	—	50,180	25,532	987	—	26,519	255,483	210,647	854	466,984
Corporate	123,665	17,670	43,602	184,937	2,793	16	595	3,404	8,063	93	2,516	10,672	134,521	17,779	46,713	199,013
Micro/Small and medium companies	96,784	50,813	5,434	153,031	15,965	3,884	440	20,289	9,206	307	131	9,644	121,955	55,004	6,005	182,964
Foreign loans - Latin America	167,601	35,960	14,498	218,059	16,692	1,414	676	18,782	17,852	101	187	18,140	202,145	37,475	15,361	254,981

Total	587,208	294,716	64,388	946,312	66,243	24,701	1,711	92,655	60,653	1,488	2,834	64,975	714,104	320,905	68,933	1,103,942

%	62.1	31.1	6.8	100.0	71.5	26.7	1.8	100.0	93.3	2.3	4.4	100.0	64.7	29.1	6.2	100.0

	12/31/2021				12/31/2020
Internal Rating	Stage 1	Stage 2	Stage 3	Total loan operations	Stage 1	Stage 2	Stage 3	Total loan operations
Low	662,839	42,028	—	704,867	501,463	13,172	—	514,635
Medium	38,980	19,239	—	58,219	84,193	37,249	—	121,442
High	345	8,639	—	8,984	1,552	15,822	—	17,374
Credit-Impaired	—	—	50,520	50,520	—	—	60,653	60,653

Total	702,164	69,906	50,520	822,590	587,208	66,243	60,653	714,104

%	85.4	8.5	6.1	100.0	82.2	9.3	8.5	100.0

Other financial assets

	12/31/2021
		Stage 1		Stage 2		Stage 3
	Fair Value	Cost	Fair Value	Cost	Fair Value	Cost	Fair Value
Investment funds	20,139	4,906	4,914	15,224	15,225	—	—
Government securities	423,085	426,959	423,085	—	—	—	—
Brazilian government	362,449	365,947	362,449	—	—	—	—
Other Public	—	36	—	—	—	—	—
Abroad	60,636	60,976	60,636	—	—	—	—
Argentina	1,335	1,310	1,335	—	—	—	—
United States	7,189	7,226	7,189	—	—	—	—
Mexico	12,413	12,424	12,413	—	—	—	—
Spain	6,131	6,132	6,131	—	—	—	—
Korea	5,604	5,604	5,604	—	—	—	—
Chile	21,399	21,552	21,399	—	—	—	—
Paraguay	1,469	1,526	1,469	—	—	—	—
Uruguay	1,258	1,256	1,258	—	—	—	—
Colombia	3,830	3,938	3,830	—	—	—	—
Peru	8	8	8	—	—	—	—
Corporate securities	173,163	169,489	167,457	3,391	2,789	4,993	2,917
Rural product note	12,744	12,474	12,597	146	121	38	26
Real estate receivables certificates	4,999	5,063	4,999	—	—	—	—
Bank deposit certificate	390	392	390	—	—	—	—
Debentures	103,659	99,438	98,867	2,383	1,923	4,704	2,869
Eurobonds and other	10,206	10,236	10,194	12	12	—	—
Financial bills	10,168	10,185	10,168	—	—	—	—
Promissory and commercial notes	8,901	8,874	8,901	—	—	—	—
Other	22,096	22,827	21,341	850	733	251	22

Total	616,387	601,354	595,456	18,615	18,014	4,993	2,917

	12/31/2020
		Stage 1		Stage 2		Stage 3
	Fair Value	Cost	Fair Value	Cost	Fair Value	Cost	Fair Value
Investment funds	14,204	3,232	2,997	10,943	10,943	1,232	264
Government securities	483,791	479,477	483,791	—	—	—	—
Brazilian government	422,098	417,782	422,098	—	—	—	—
Other Public	—	36	—	—	—	—	—
Abroad	61,693	61,659	61,693	—	—	—	—
Argentina	1,498	1,480	1,498	—	—	—	—
United States	5,835	5,847	5,835	—	—	—	—
Mexico	10,222	10,227	10,222	—	—	—	—
Italy	130	133	130	—	—	—	—
Spain	4,844	4,847	4,844	—	—	—	—
Korea	3,947	3,951	3,947	—	—	—	—
Chile	23,195	23,183	23,195	—	—	—	—
Paraguay	2,950	3,011	2,950	—	—	—	—
Uruguay	978	964	978	—	—	—	—
Colombia	8,089	8,012	8,089	—	—	—	—
Peru	5	4	5	—	—	—	—
Corporate securities	127,757	122,695	122,326	3,485	2,738	5,873	2,693
Rural product note	5,823	5,717	5,723	38	36	115	64
Real estate receivables certificates	5,342	5,290	5,268	77	73	—	1
Bank deposit certificate	1,066	1,064	1,066	—	—	—	—
Debentures	62,723	57,963	58,365	2,402	1,779	5,462	2,579
Eurobonds and other	7,604	7,445	7,604	—	—	—	—
Financial bills	15,783	15,784	15,783	—	—	—	—
Promissory and commercial notes	7,629	7,611	7,629	—	—	—	—
Other	21,787	21,821	20,888	968	850	296	49

Total	625,752	605,404	609,114	14,428	13,681	7,105	2,957

Other Financial Assets—Internal Classification by Level of Risk

	12/31/2021
	Financial Assets - At Amortized Cost
Internal rating	Interbank deposits and securities purchased under agreements to resell	Securities	Financial assets at fair value through profit or loss (*)	Financial Assets at fair value through other comprehensive income	Total
Low	245,442	142,416	430,729	105,622	924,209
Medium	—	4,399	3,219	—	7,618
High	18	931	64	—	1,013

Total	245,460	147,746	434,012	105,622	932,840

%	26.4	15.8	46.5	11.3	100.0

(*)	Includes Derivatives in the amount of R$ 69,045 at 12/31/2021.

	12/31/2020
	Financial Assets -Amortized Cost
Internal rating	Interbank deposits and securities purchased under agreements to resell	Securities	Financial assets at fair value through profit or loss (*)	Financial Assets at fair value through other comprehensive income	Total
Low	295,334	123,553	463,168	109,942	991,997
Medium	—	4,396	2,192	—	6,588
High	294	1,855	215	—	2,364

Total	295,628	129,804	465,575	109,942	1,000,949

%	29.5	13.0	46.5	11.0	100.0

(*)	Includes Derivatives in the amount of R$ 76,504 at 12/31/2020.
1.4.3 Collateral for loans and lease operations

	12/31/2021				12/31/2020
	Over-collateralized assets		Under-collateralized assets		Over-collateralized assets		Under-collateralized assets
	Carrying value of the assets	Fair value of collateral	Carrying value of the assets	Fair value of collateral	Carrying value of the assets	Fair value of collateral	Carrying value of the assets	Fair value of collateral
Individuals	113,194	282,131	1,014	907	80,907	202,819	1,746	1,621
Personal (1)	2,436	8,338	639	583	1,960	6,759	737	698
Vehicles (2)	26,941	68,275	368	318	21,595	44,673	999	918
Mortgage loans (3)	83,817	205,518	7	6	57,352	151,387	10	5
Micro, small and medium companies and corporates (4)	170,334	634,871	32,436	26,933	151,129	444,696	31,582	27,011
Foreign loans – Latin America (4)	168,968	330,020	9,782	4,152	161,987	309,489	15,381	9,050
Total	452,496	1,247,022	43,232	31,992	394,023	957,004	48,709	37,682

(1)	In general requires financial collaterals.
(2)	Vehicles themselves are pledged as collateral, as well as assets leased in lease operations.
(3)	Properties themselves are pledged as collateral.
(4)	Any collateral set forth in the credit policy of ITAÚ UNIBANCO HOLDING (chattel mortgage, surety/joint debtor, mortgage and others).
Of total loan and lease operations, R$ 326,862 (R$ 271,372 at 12/31/2020) represented unsecured loans.
1.4.4 Repossessed assets
Assets received from the foreclosure of loans, including real estate, are initially recorded at the lower of: (i) the fair value of the asset less the estimated selling expenses, or (ii) the carrying amount of the loan.
Further impairment of assets is recorded as a provision, with a corresponding charge to income. The maintenance costs of these assets are expensed as incurred.
The policy for sales of these assets includes periodic auctions that are announced to the market in advance, and provides that the assets cannot be held for more than one year, as stipulated by BACEN.
Total repossessed assets in the period were R$ 258 (R$ 224 from 01/01 to 12/31/2020), mainly composed of real estate.
2. Market risk
The possibility of incurring financial losses from changes in the market value of positions held by a financial institution, including the risks of transactions subject to fluctuations in currency rates, interest rates, share prices, price indexes and commodity prices, as set forth by CMN. Price Indexes are also treated as a risk factor group.
Market risk is controlled by an area independent from the business areas, which is responsible for the daily activities of (i) risk measurement and assessment, (ii) monitoring of stress scenarios, limits and alerts, (iii) application, analysis and testing of stress scenarios, (iv) risk reporting to those responsible within the business areas, in compliance with the governance of ITAÚ UNIBANCO HOLDING, (v) monitoring of actions required to adjust positions and risk levels to make them realistic, and (vi) providing support for the safe launch of new financial products.
The market risk structure categorizes transactions as part of either the banking portfolio or the trading portfolio, in accordance with general criteria established by CMN Resolution 4,557, of February 23, 2017, and BACEN Circular 3,354, of June 27, 2007. The trading portfolio consists of all transactions involving financial instruments and commodities, including derivatives, which are held for trading. The banking portfolio is basically characterized by transactions for the banking business, and transactions related to the management of the balance sheet of the institution, where there is no intention of sale and time horizons are medium and long term.
Market risk management is based on the following metrics:

•	Value at risk (VaR): a statistical measure that estimates the expected maximum potential economic loss under normal market conditions, considering a certain time horizon and confidence level;

•
Losses in stress scenarios (Stress Test): simulation technique to assess the behavior of assets, liabilities and derivatives of a portfolio when several risk factors are taken to extreme market situations (based on prospective and historical scenarios);

•	Stop loss: metrics used to revise positions, should losses accumulated in a fixed period reach a certain level;

•	Concentration: cumulative exposure of a certain financial instrument or risk factor, calculated at market value (MtM – Mark to Market); and

•
Stressed VaR: statistical metric derived from the VaR calculation, with the purpose is of simulating higher risk in the trading portfolio, taking returns that can be seen in past scenarios of extreme volatility.

Management of interest rate risk in the Banking Book (IRRBB) is based on the following metrics:

•
ΔEVE (Delta Economic Value of Equity): difference between the present value of the sum of repricing flows of instruments subject to IRRBB in a base scenario and the present value of the sum of repricing flows of these instruments in a scenario of shock in interest rates;

•
ΔNII (Delta Net Interest Income): difference between the result of financial intermediation of instruments subject to IRRBB in a base scenario and the result of financial intermediation of these instruments in a scenario of shock in interest rates.

In addition, sensitivity and loss control measures are also analyzed. They include:

•	Mismatching analysis (GAPS): accumulated exposure by risk factor of cash flows expressed at market value, allocated at the maturity dates;

•	Sensitivity (DV01- Delta Variation): impact on the fair value of cash flows when a 1 basis point change is applied to current interest rates or on the index rates; and

•	Sensitivity to Sundry Risk Factors (Greeks): partial derivatives of an option portfolio in relation to the prices of underlying assets, implied volatilities, interest rates and time.
In order to operate within the defined limits, ITAÚ UNIBANCO HOLDING hedges transactions with customers and proprietary positions, including its foreign investments. Derivatives are commonly used for these hedging activities, which can be either accounting or economic hedges, both governed by the institutional polices of ITAÚ UNIBANCO HOLDING.
The structure of limits and alerts obeys the Board of Directors’ guidelines, and it is reviewed and approved on an annual basis. This structure has specific limits aimed at improving the process of monitoring and understanding risk, and at avoiding concentration. These limits are quantified by assessing the forecast balance sheet results, the size of stockholders’ equity, market liquidity, complexity and volatility, and ITAU UNIBANCO HOLDING’s appetite for risk.
The consumption of market risk limits is monitored and disclosed daily through exposure and sensitivity maps. The market risk area analyzes and controls the adherence of these exposures to limits and alerts and reports them timely to the Treasury desks and other structures foreseen in the governance.
ITAÚ UNIBANCO HOLDING uses proprietary systems to measure the consolidated market risk. The processing of these systems occurs in a high-availability access-controlled environment, which has data storage and recovery processes and an infrastructure that ensures business continuity in contingency (disaster recovery) situations.
2.1 VaR – Consolidated ITAÚ UNIBANCO HOLDING
It is calculated by Historical Simulation, i.e. the expected distribution for profits and losses (P&L) of a portfolio over time can be estimated from past behavior of returns of market risk factors for this portfolio. VaR is calculated at a confidence level of 99%, historical period of 4 years (1000 business days) and a holding period of one day. In addition, in a conservative approach, VaR is calculated daily, with and without volatility weighting, and the final VaR is the more restrictive of the values given by the two methods.
From 01/01 to 12/31/2021, the average total VaR in Historical Simulation was R$ 441 or 0.3% of total stockholders’ equity (R$ 282 from 01/01 to 12/31/2020 or 0.2% of total stockholders’ equity).

	VaR Total (Historical Simulation) (in millions of Reais)
	12/31/2021 (*)				12/31/2020 (*)
	Average	Maximum	Minimum	Var Total	Average	Minimum	Minimum	Var Total
VaR by Risk Factor Group
Interest rates	937	425	1,411	1,257	614	292	1,961	431
Currencies	18	10	37	13	20	9	71	24
Shares	42	17	98	24	23	9	49	30
Commodities	4	1	8	4	2	1	4	1
Effect of diversification	—	—	—	(602)	—	—	—	(263)

Total risk	441	198	707	696	282	166	763	223

(*)	VaR by Group of Risk Factors considers information from foreign units.

2.1.1 Interest rate risk
The table below shows the accounting position of financial assets and liabilities exposed to interest rate risk, distributed by maturity (remaining contractual terms). This table is not used directly to manage interest rate risks; it is mostly used to permit the assessment of mismatching between accounts and products associated thereto and to identify possible risk concentration.

	12/31/2021						12/31/2020
	0-30 days	31-180 days	181-365 days	1-5 years	Over 5 years	Total	0-30 days	31-180 days	181-365 days	1-5 years	Over 5 years	Total
Financial assets	463,079	294,051	193,279	642,495	253,300	1,846,204	478,065	335,803	185,587	568,219	227,397	1,795,071
At amortized cost	401,056	258,580	152,270	345,538	148,969	1,306,413	406,497	251,388	121,432	314,949	125,282	1,219,548
Compulsory deposits in the Central Bank of Brazil	92,580	—	—	—	—	92,580	83,133	—	—	—	—	83,133
Interbank deposits	51,138	7,050	5,861	5,669	216	69,934	34,998	5,410	8,178	6,864	187	55,637
Securities purchased under agreements to resell	142,405	26,532	—	403	371	169,711	196,053	43,625	170	10	77	239,935
Voluntary investments with the Central Bank of Brazil	5,800	—	—	—	—	5,800	—	—	—	—	—	—
Securities	4,427	12,884	27,858	69,965	30,664	145,798	9,325	16,907	11,440	55,070	33,997	126,739
Loan and lease operations	104,706	212,114	118,551	269,501	117,718	822,590	82,988	185,446	101,644	253,005	91,021	714,104
At fair value through other comprehensive income	10,420	9,286	6,722	63,256	15,938	105,622	13,357	12,557	6,958	54,452	22,618	109,942
At fair value through profit and loss	51,603	26,185	34,287	233,701	88,393	434,169	58,211	71,858	57,197	198,818	79,497	465,581
Securities	36,111	13,872	28,532	212,911	73,541	364,967	40,577	63,455	48,092	178,565	58,382	389,071
Derivatives	15,492	12,292	5,632	20,777	14,852	69,045	17,634	8,403	9,099	20,253	21,115	76,504
Other financial assets	—	21	123	13	—	157	—	—	6	—	—	6
Financial liabilities	660,751	127,205	107,515	361,399	228,857	1,485,727	624,542	141,647	122,233	452,797	118,616	1,459,835
At amortized cost	653,598	110,994	99,753	340,944	216,959	1,422,248	607,741	134,640	109,560	426,488	101,753	1,380,182
Deposits	402,930	52,259	38,563	220,822	135,798	850,372	370,604	80,456	59,955	277,055	20,940	809,010
Securities sold under repurchase agreements	239,843	2,627	725	5,659	3,994	252,848	220,219	3,001	1,962	23,811	24,371	273,364
Interbank market funds	9,976	46,610	41,520	69,043	9,996	177,145	9,542	48,407	36,972	56,482	4,632	156,035
Institutional market funds	439	9,045	18,422	43,559	67,171	138,636	6,950	2,247	10,142	67,159	51,810	138,308
Premium bonds plans	410	453	523	1,861	—	3,247	426	529	529	1,981	—	3,465
At fair value through profit and loss	7,153	16,211	7,762	20,455	11,898	63,479	16,801	7,007	12,673	26,309	16,863	79,653
Derivatives	7,153	16,174	7,625	20,404	11,848	63,204	16,791	7,002	12,672	26,252	16,788	79,505
Structured notes	—	—	16	48	50	114	10	—	1	57	75	143
Other financial liabilities	—	37	121	3	—	161	—	5	—	—	—	5
Difference assets / liabilities (*)	(197,672)	166,846	85,764	281,096	24,443	360,477	(146,477)	194,156	63,354	115,422	108,781	335,236
Cumulative difference	(197,672)	(30,826)	54,938	336,034	360,477		(146,477)	47,679	111,033	226,455	335,236
Ratio of cumulative difference to total interest-bearing assets	(10.7)%	(1.7)%	3.0%	18.2%	19.5%		(8.2)%	2.7%	6.2%	12.6%	18.7%

(*)	The difference arises from the mismatch between the maturities of all remunerated assets and liabilities, at the respective period-end date, considering the contractually agreed terms.

2.1.2 Currency risk
The purpose of ITAÚ UNIBANCO HOLDING’s management of foreign exchange exposure is to mitigate the effects arising from variation in foreign exchange rates, which may present high-volatility periods.
The currency (or foreign exchange) risk arises from positions that are sensitive to oscillations in foreign exchange rates. These positions may be originated by financial instruments that are denominated in a currency other than the functional currency in which the balance sheet is measured or through positions in derivative instruments (for negotiation or hedge). Sensitivity to currency risk is disclosed in the table VaR Total (Historical Simulation) described in item 2.1 – VaR Consolidated – ITAÚ UNIBANCO HOLDING.
2.1.3 Share Price Risk
The exposure to share price risk is disclosed in Note 5, related to Financial Assets Through Profit or Loss—Securities, and Note 8, related to Financial Assets at Fair Value Through Other Comprehensive Income—Securities.
3. Liquidity risk
Defined as the possibility that the institution may be unable to efficiently meet its expected and unexpected obligations, both current and future, including those arising from guarantees issued, without affecting its daily operations and without incurring significant losses.
Liquidity risk is controlled by an area independent from the business area and responsible for establishing the reserve composition, estimating the cash flow and exposure to liquidity risk in different time horizons, and for monitoring the minimum limits to absorb losses in stress scenarios for each country where ITAÚ UNIBANCO HOLDING operates. All activities are subject to verification by independent validation, internal control and audit areas.
Liquidity management policies and limits are based on prospective scenarios and senior management’s guidelines. These scenarios are reviewed on a periodic basis, by analyzing the need for cash due to atypical market conditions or strategic decisions by ITAÚ UNIBANCO HOLDING.
ITAÚ UNIBANCO HOLDING manages and controls liquidity risk on a daily basis, using procedures approved in superior committees, including the adoption of liquidity minimum limits, sufficient to absorb possible cash losses in stress scenarios, measured with the use of internal and regulatory methods.
Additionally the following items for monitoring and supporting decisions are periodically prepared and submitted to senior management:

•	Different scenarios projected for changes in liquidity;

•	Contingency plans for crisis situations;

•	Reports and charts that describe the risk positions;

•	Assessment of funding costs and alternative sources of funding;

•	Monitoring of changes in funding through a constant control of sources of funding, considering the type of investor, maturities and other factors.
3.1 Primary sources of funding
ITAÚ UNIBANCO HOLDING has different sources of funding, of which a significant portion is from the retail segment. Of total customers’ funds, 37.9% or R$ 405.2 billion, are immediately available to customers. However, the historical behavior of the accumulated balance of the two largest items in this group – demand and savings deposits - is relatively consistent with the balances increasing over time and inflows exceeding outflows for monthly average amounts.

Funding from customers	12/31/2021			12/31/2020
	0-30 days	Total	%	0-30 days	Total	%

Deposits	402,930	850,372		370,604	809,010
Demand deposits	158,116	158,116	14.8	134,805	134,805	13.2
Savings deposits	190,601	190,601	17.9	179,470	179,470	17.5
Time deposits	52,563	497,051	46.5	55,778	491,234	48.0
Other	1,650	4,604	0.4	551	3,501	0.4
Funds from acceptances and issuance of securities (1)	2,310	143,138	13.4	1,978	136,638	13.4
Funds from own issue (2)	—	21	—	218	1,985	0.2
Subordinated debt	—	75,036	7.0	6,657	74,916	7.3

Total	405,240	1,068,567	100.0	379,457	1,022,549	100.0

(1)
Includes mortgage notes, guaranteed real estate credit bills, agribusiness, financial recorded in interbank markets funds and Obligations on the issue of debentures, Securities abroad and strutured operations certificates recorded in Institutional Markets Funds.

(2)	Refer to deposits received under securities repurchase agreements with securities from own issue.
3.2 Control over liquidity
ITAÚ UNIBANCO HOLDING manages its liquidity reserves based on estimates of funds that will be available for investment, assuming the continuity of business in normal conditions.
During the period of 2021, ITAÚ UNIBANCO HOLDING maintained sufficient levels of liquidity in Brazil and abroad. Liquid assets totaled R$ 229.0 billion and accounted for 56.5% of the short term redeemable obligations, 21.4% of total funding, and 16.2% of total assets.
The table below shows the indicators used by ITAÚ UNIBANCO HOLDING in the management of liquidity risk:

Liquidity indicators	12/31/2021	12/31/2020
	%	%
Net assets (1) / customers funds within 30 days (2)	56.5	85.2
Net assets (1) / total customers funds (3)	21.4	31.6
Net assets (1) / total financial assets (4)	16.2	23.4

(1)
Net assets (present value): Cash, Securities purchased under agreements to resell – Funded position and Government securities—available. Detailed in the table Non discounted future flows – Financial assets.

(2)	Funding from customers table (Total funding from customers 0-30 days).
(3)	Funding from customers table (Total funding from customers).
(4)	Detailed in the table Non discounted future flows – Financial assets, total present value regards R$ 1,411,089 (R$ 1,381,769 at 12/31/2020).

Assets and liabilities according to their remaining contractual maturities, considering their undiscounted flows, are presented below:

Undiscounted future flows, except for derivatives which are fair value	12/31/2021					12/31/2020
Financial assets (1)	0 - 30	31 - 365	366 -720	Over 720 days	Total	0 - 30	31 -365	366 - 720	Over 720 days	Total
Cash	44,512	—	—	—	44,512	46,224	—	—	—	46,224
Interbank investments	195,260	32,238	4,535	1,670	233,703	234,755	43,276	6,273	1,092	285,396
Securities purchased under agreements to resell – Collateral held (2)	32,435	—	—	—	32,435	44,743	—	—	—	44,743
Securities purchased under agreements to resell – Collateral repledge	105,875	19,355	—	—	125,230	150,474	31,561	—	—	182,035
Interbank deposits (4)	56,950	12,883	4,535	1,670	76,038	39,538	11,715	6,273	1,092	58,618
Securities	158,915	30,191	45,156	223,244	457,506	239,964	16,348	17,144	101,908	375,364
Government securities—available	145,989	453	483	6,737	153,662	226,615	393	379	5,779	233,166
Government securities—under repurchase commitments	1,337	13,446	27,132	35,575	77,490	93	3,905	6,749	15,132	25,879
Corporate securities—available	11,247	13,349	12,062	133,385	170,043	13,256	11,113	8,352	51,927	84,648
Corporate securities—under repurchase commitments	342	2,943	5,479	47,547	56,311	—	937	1,664	29,070	31,671
Derivative financial instruments – Net position	15,492	17,924	8,826	26,803	69,045	17,634	17,502	6,478	34,890	76,504
Swaps	1,820	3,803	7,341	25,050	38,014	4,064	2,952	5,117	33,886	46,019
Options	10,599	9,216	683	754	21,252	10,103	8,783	992	540	20,418
Forwards	1,595	1,513	3	—	3,111	1,323	757	5	—	2,085
Other derivatives	1,478	3,392	799	999	6,668	2,144	5,010	364	464	7,982
Loan and lease operations (3)	77,663	282,913	135,840	315,004	811,420	60,896	236,173	114,523	317,492	729,084
Other financial assets	—	144	5	8	157	—	6	—	—	6

Total financial assets	491,842	363,410	194,362	566,729	1,616,343	599,473	313,305	144,418	455,382	1,512,578

(1)
The assets portfolio does not take into consideration the balance of compulsory deposits in Central Bank, amounting to R$ 104,592 (R$ 90,059 at 12/31/2020), which release of funds is linked to the maturity of the liability portfolios. The amounts of PGBL and VGBL are not considered in the assets portfolio because they are covered in Note 26.

(2)	Net of R$ 9,266 (R$ 11,119 at 12/31/2020) which securities are linked to guarantee transactions at B3 S.A.- Brasil, Bolsa, Balcão and in the BACEN.
(3)	Net of payment to merchants of R$ 92,011 (R$ 71,820 at 12/31/2020) and the amount of Liabilities from transactions related to credit assignments R$ 1,004 (R$ 1,623 at 12/31/2020).
(4)	Includes R$ 40,221 (R$ 32,477 at 12/31/2020) related to Compulsory Deposits with Central Banks of other countries.

Undiscounted future flows, except for derivatives which are fair value	12/31/2021					12/31/2020
Financial liabilities	0 - 30	31 - 365	366 -720	Over 720 days	Total	0 - 30	31 - 365	366 - 720	Over 720 days	Total
Deposits	397,416	96,669	95,397	350,792	940,274	369,957	145,085	36,258	344,261	895,561
Demand deposits	158,116	—	—	—	158,116	134,805	—	—	—	134,805
Savings deposits	190,601	—	—	—	190,601	179,470	—	—	—	179,470
Time deposit	46,938	94,040	95,149	350,791	586,918	53,978	143,446	36,182	343,974	577,580
Interbank deposits	933	2,629	248	1	3,811	1,633	1,639	76	287	3,635
Other deposits	828	—	—	—	828	71	—	—	—	71
Compulsory deposits	(44,124)	(12,461)	(11,797)	(36,210)	(104,592)	(36,337)	(16,874)	(4,412)	(32,436)	(90,059)
Demand deposits	(12,012)	—	—	—	(12,012)	(6,926)	—	—	—	(6,926)
Savings deposits	(25,807)	—	—	—	(25,807)	(22,672)	—	—	—	(22,672)
Time deposit	(6,305)	(12,461)	(11,797)	(36,210)	(66,773)	(6,739)	(16,874)	(4,412)	(32,436)	(60,461)
Securities sold under repurchase agreements (1)	265,184	5,615	7,020	5,943	283,762	260,846	5,024	5,183	22,591	293,644
Government securities	191,281	1,261	3,885	5,687	202,114	182,848	2,070	2,414	22,564	209,896
Corporate securities	26,141	3,621	2,775	18	32,555	22,056	2,954	2,769	27	27,806
Foreign	47,762	733	360	238	49,093	55,942	—	—	—	55,942
Funds from acceptances and issuance of securities (2)	2,986	35,346	30,927	83,967	153,226	2,391	40,463	35,189	68,573	146,616
Loans and obligations (3)	9,875	71,278	9,491	12,868	103,512	11,891	64,735	6,239	6,388	89,253
Subordinated debt (4)	55	27,857	16,282	48,969	93,163	6,797	8,428	28,994	45,762	89,981
Derivative financial instruments – Net position	7,153	23,799	8,596	23,656	63,204	16,791	19,674	6,895	36,145	79,505
Swaps	1,562	3,970	6,944	22,170	34,646	7,344	3,612	5,573	35,260	51,789
Options	4,086	16,896	786	779	22,547	6,355	12,381	998	528	20,262
Forwards	762	—	—	—	762	892	13	—	—	905
Other derivatives	743	2,933	866	707	5,249	2,200	3,668	324	357	6,549
Other financial liabilities	—	158	—	3	161	—	5	—	—	5

Total financial liabilities	638,545	248,261	155,916	489,988	1,532,710	632,336	266,540	114,346	491,284	1,504,506

(1)	Includes own and third parties’ portfolios.
(2)
Includes mortgage notes, Guaranteed real estate notes, agribusiness, financial recorded in interbank market funds and Obligations on issue of debentures, Securities abroad and Structured Transactions certificates recorded in institutional markets funds.

(3)	Recorded in funds from interbank markets.
(4)	Recorded in funds from institutional markets.

	12/31/2021					12/31/2020
Off balance commitments	0 – 30	31 – 365	366 – 720	Over 720 days	Total	0 – 30	31 – 365	366 – 720	Over 720 days	Total
Financial Guarantees	3,742	28,530	11,046	39,592	82,910	2,859	24,491	6,428	35,155	68,933
Commitments to be released	151,235	35,605	18,541	185,634	391,015	128,792	27,144	11,776	153,193	320,905
Letters of credit to be released	45,773	—	—	—	45,773	41,477	—	—	—	41,477
Contractual commitments—Fixed and Intangible assets (Notes 13 and 14)	—	3	—	—	3	—	36	—	—	36

Total	200,750	64,138	29,587	225,226	519,701	173,128	51,671	18,204	188,348	431,351

4. Emerging Risks
They are those with a potentially material impact on the business in the medium and long terms, but for which there are not enough elements yet for their complete assessment and mitigation due to the number of factors and impacts not yet totally known, such as technological alternatives in replacement of traditional banking services and the demographic transition of clients in contrast to technological innovations. Their causes can be originated by external events and result in the emergence of new risks or in the intensification of risks already monitored by ITAÚ UNIBANCO HOLDING.
The identification and monitoring of Emerging Risks are ensured by ITAÚ UNIBANCO HOLDING’s governance, allowing these risks to be incorporated into risk management processes too.
5. Social and Environmental Risk and Climate Risk
Social and Environmental risk is the possibility of losses due to exposure to social and/or environmental events related to the activities developed by the ITAÚ UNIBANCO HOLDING.
Social and environmental factors are considered relevant to the business of ITAÚ UNIBANCO HOLDING, since they may affect the creation of shared value in the short, medium and long term.
The Policy on Sustainability and Social and Environmental Responsibility (PRSA) establishes the guidelines, strategies and underlying principles for social and environmental risk management, based on institutional issues and addressing, through specific procedures, the most significant risks for the Institution’s operation.
Actions to mitigate the Social and Environmental Risk are taken based on the mapping of processes, risks and controls, monitoring of new standards related to the theme and record of occurrence in internal systems. In addition to the identification, the phases of prioritization, response to risk, mitigation, monitoring and reporting of assessed risks supplement the management of this risk at ITAÚ UNIBANCO HOLDING.
The management of social and environmental risk adopts the strategy of three defense lines: the first defense line (business areas) manages the risk in its daily activities, following the PRSA guidelines, specific processes, with the support of specialized assessment from dedicated technical teams located in Corporate Compliance, Credit Risk and Modeling, and Institutional Legal teams, that act on an integrated way in the management of all dimensions of the Social and Environmental Risk related to the conglomerate’s activities. As an example of the specific guidelines to manage this risk, business units count on the governance for approval of new products and services, which contemplates, in its assessments, the Social and Environmental Risk, ensuring the compliance with this requirement in new products approved by the Institution, as well as specific social and environmental procedures for the Institution’s operation (stockholders’ equity, branch infrastructure and technology), suppliers, credit, investments and key controls. The second line of defense, in turn, is represented by the Credit Risk and Modeling, by Internal Controls, as well as Compliance, through the Corporate Social and Environmental Risk Management, which supports and ensures the governance of the first line’s activities. The third line of defense composed of the Internal Audit, acts on an independent manner, mapping and assessing risk management, controls and governance.
Governance also counts on the Social and Environmental Risk Committee, whose main responsibility is to assess and deliberate about institutional and strategic matters, as well as to resolve on products, operations, and services, among others involving the Social and Environmental Risk, including Climate Risk.
Climate Risk includes: (i) physical risks, arising from changes in weather patterns, such as increased rainfall and temperature and extreme weather events, and (ii) transition risks, resulting from changes in the economy as a result of climate actions, such as carbon pricing, climate regulation, market risks and reputational risks.
Considering its relevance, climate risk has become one of the main priorities for ITAÚ UNIBANCO HOLDING, which supports the Task Force on Climate-related Financial Disclosures (TCFD) and it is committed to its implementation of its recommendations. With this purpose, ITAÚ UNIBANCO HOLDING is strengthening the governance and strategy related to Climate Risk and developing tools and methodologies to assess and manage these risks.
ITAÚ UNIBANCO HOLDING measures the sensitivity of the credit portfolio to climate risks by applying the Climate Risk Sensitivity Assessment Tool, developed by Febraban. The tool combines relevance and proportionality criteria to identify the sectors and clients within the portfolio that are more sensitive to climate risks, considering physical and transition risks.
The sectors with the highest probability of suffering financial impacts from climate change for ITAÚ UNIBANCO HOLDING are: energy, transport, materials and construction, agriculture, food and forestry products.
c) Capital Management Governance
ITAÚ UNIBANCO HOLDING is subject to the regulations of BACEN, which determines minimum capital requirements, procedures to obtain information to assess the global systemic importance of banks, fixed asset limits, loan limits and accounting practices, and requires banks to conform to the regulations based on the Basel Accord for capital adequacy. Additionally, CNSP and SUSEP issue regulations on capital requirements that affect our insurance operations and private pension and premium bonds plans.
The capital statements were prepared in accordance with BACEN’s regulatory requirements and with internationally accepted minimum requirements according to the Bank for International Settlements (BIS).
I – Composition and Capital Adequacy
The Board of Directors is the body responsible for approving the institutional capital management policy and guidelines for the capitalization level of ITAÚ UNIBANCO HOLDING. The Board is also responsible for the full approval of the ICAAP (Internal Capital Adequacy Assessment Process) report, the purpose of which is to assess the capital adequacy of ITAÚ UNIBANCO HOLDING.
The result of the last ICAAP, which comprises stress tests – which was dated December 2020 – indicated that ITAÚ UNIBANCO HOLDING has, in addition to capital to cover all material risks, a significant capital surplus, thus assuring the solidity of the institution’s equity position.
In order to ensure that ITAÚ UNIBANCO HOLDING is sound and has the capital needed to support business growth, the institution maintains PR levels above the minimum level required to face risks, as demonstrated by the Common Equity, Tier I Capital and Basel ratios.

	12/31/2021	12/31/2020
Available capital (amounts)
Common Equity Tier 1	130,716	119,960
Tier 1	149,912	137,157
Total capital (PR)	169,797	151,244
Risk-weighted assets (amounts)
Total risk-weighted assets (RWA)	1,153,841	1,042,207
Risk-based capital ratios as a percentage of RWA
Common Equity Tier 1 ratio (%)	11.3%	11.5%
Tier 1 ratio (%)	13.0%	13.2%
Total capital ratio (%)	14.7%	14.5%
Additional CET1 buffer requirements as a percentage of RWA
Capital conservation buffer requirement (%) (*)	2.00%	1.25%
Countercyclical buffer requirement (%)	0.0%	0.0%
Bank G-SIB and/or D-SIB additional requirements (%)	1.0%	1.0%
Total of bank CET1 specific buffer requirements (%)	3.00%	2.25%

(*)
For purposes of calculating the Conservation capital buffer, BACEN Resolution 4,783 establishes, for defined periods, percentages to be applied to the RWA value with a gradual increase until April/22, when it reaches 2.5%.

As of December 31, 2021 the amount of perpetual subordinated debt that makes up Tier I capital is R$ 18,167 (R$ 17,078 as of December 31, 2020) and the amount of subordinated debt that makes up Tier II capital is R$ 19,469 (R$ 14,024 as of December 31, 2020).
The Basel Ratio reached 14.7% on December 31, 2021, with an increase of 0.2 percentage point as compared to December 31, 2020. The main change was the income for the period offset by the increase in loan portfolio.

Additionally, ITAÚ UNIBANCO HOLDING has a surplus over the required minimum Referential Equity of R$ 77,490 (R$ 67,867 at 12/31/2020), well above the ACP of R$ 34,615 (R$ 23,450 at 12/31/2020), generously covered by available capital.
The fixed assets ratio shows the commitment percentage of adjusted Referential Equity with adjusted permanent assets. ITAÚ UNIBANCO HOLDING falls within the maximum limit of 50% of adjusted PR, established by BACEN. At 12/31/2021, fixed assets ratio reached 16.9% (24.0% at 12/31/2020), showing a surplus of R$ 56,280 (R$ 39,274 at 12/31/2020).
II - Risk-Weighted Assets (RWA)
For calculating minimum capital requirements, RWA must be obtained by taking the sum of the following risk exposures:
RWA = RWA
CPAD
+ RWA
MINT
+ RWA
OPAD

•	RWA CPAD = portion related to exposures to credit risk, calculated using the standardized approach;

•	RWA MINT = portion related to capital required for market risk, composed of the maximum between the internal model and 80% of the standardized model, regulated by BACEN Circular nº 3,646 and nº 3,674;

•	RWA OPAD = portion related to capital required for operational risk, calculated based on the standardized approach.

	RWA
	12/31/2021	12/31/2020
Credit Risk—standardized approach	1,044,344	921,934
Credit risk (excluding counterparty credit risk)	922,824	778,153
Counterparty credit risk (CCR)	42,898	45,674
Of which: standardized approach for counterparty credit risk (SA-CCR)	27,616	27,119
Of which: other CCR	15,282	18,555
Credit valuation adjustment (CVA)	8,102	5,960
Equity investments in funds—look-through approach	5,001	4,897
Equity investments in funds—mandate-based approach	95	623
Equity investments in funds—fall-back approach	824	716
Securitisation exposures—standardized approach	2,195	1,506
Amounts below the thresholds for deduction	62,405	84,405
Market Risk	22,985	27,481
Of which: standardized approach (RWA MPAD )	28,731	34,351
Of which: internal models approach (RWA MINT )	14,751	22,362
Operational Risk	86,512	92,792

Total	1,153,841	1,042,207

III – Recovery Plan
In response to the latest international crises, the Central Bank published Resolution No. 4,502, which requires the development of a Recovery Plan by financial institutions within Segment 1, with total exposure to GDP of more than 10%. This plan aims to reestablish adequate levels of capital and liquidity above regulatory operating limits in the face of severe systemic or idiosyncratic stress shocks. In this way, each institution could preserve its financial viability while also minimizing the impact on the National Financial System.
IV - Stress testing
The stress test is a process of simulating extreme economic and market conditions on ITAÚ UNIBANCO HOLDING’s results, liquidity and capital. The institution has been carrying out this test in order to assess its solvency in plausible scenarios of crisis, as well as to identify areas that are more susceptible to the impact of stress that may be the subject of risk mitigation.
For the purposes of the test, the economic research area estimates macroeconomic variables for each stress scenario. The elaboration of stress scenarios considers the qualitative analysis of the Brazilian and the global conjuncture, historical and hypothetical elements, short and long term risks, among other aspects, as defined in CMN Resolution 4,557.
In this process, the main potential risks to the economy are assessed based on the judgment of the bank’s team of economists, endorsed by the Chief Economist of ITAÚ UNIBANCO HOLDING and approved by the Board of Directors. Projections for the macroeconomic variables (such as GDP, basic interest rate, exchange rates and inflation) and for variables in the credit market (such as raisings, lending, rates of default, margins and charges) used are based on exogenous shocks or through use of models validated by an independent area.
Then, the stress scenarios adopted are used to influence the budgeted result and balance sheet. In addition to the scenario analysis methodology, sensitivity analysis and the Reverse Stress Test are also used.
ITAÚ UNIBANCO HOLDING uses the simulations to manage its portfolio risks, considering Brazil (segregated into wholesale and retail) and External Units, from which the risk-weighted assets and the capital and liquidity ratios are derived.
The stress test is also an integral part of the ICAAP, the main purpose of which is to assess whether, even in severely adverse situations, the institution would have adequate levels of capital and liquidity, without any impact on the development of its activities.
This information enables potential offenders to the business to be identified and provides support for the strategic decisions of the Board of Directors, the budgeting and risk management process, as well as serving as an input for the institution’s risk appetite metrics.
V – Leverage Ratio
The Leverage Ratio is defined as the ratio of Capital Tier I to Total Exposure, calculated pursuant to BACEN Circular 3,748, of February 27, 2015. The purpose of this ratio is to be a simple measure of leverage not sensitive to risk, thus it does not consider weighting or mitigation factors. According to instructions in BACEN Circular Letter 3,706, of May 5, 2015, ITAÚ UNIBANCO HOLDING has sent the Leverage Ratio monthly to BACEN, whose minimum requirement is 3%.
d) Management Risks of insurance and private pension
I – Management Structure, roles and responsibilities
In line with good domestic and international practices, ITAÚ UNIBANCO HOLDING has a risk management structure that ensures that the risks arising from insurance and pension plans products are properly monitored and reported to the appropriate bodies. The management process of insurance and pension plans risks is independent and focuses on the specific nature of each risk.
ITAÚ UNIBANCO HOLDING has committees to define the management of funds from the technical reserves for insurance and private pensions, to issue guidelines for managing these funds with the objective of achieving long term returns, and to define valuation models, risk limits and strategies on allocation of funds to specific financial assets. The members of these committees are not only executives and those directly responsible for the business management process, but also heads and coordinators of commercial and financial areas.

II – Risks of Insurance and Private Pensions
ITAÚ UNIBANCO HOLDING offers its products to customers through a bancassurance structure or direct distribution. Life, personal accident, loan and multiple peril insurance products are mainly distributed by a bancassurance operation.
Life insurance and pension plans are, in general, medium or long-term products and the main risks involved in the business may be classified as demographic, financial and behavioral.

•
Demographic risk relates to: i) a greater than expected increase in life expectancies for products with survivorship coverage (mostly pension plans); and ii) a greater than expected decrease in mortality rates for products with life coverage (mostly life insurance).

•	Financial risk: is inherent in the underwriting risk of products that offer a contractual financial guarantee, this risk being considered insurance risk.

•	Behavioral risk relates to a greater than expected increase in the rates of conversion into annuity income, resulting in increased payments of retirement benefits.
Estimated actuarial assumptions are based on the past experience of ITAÚ UNIBANCO HOLDING, on market benchmarks and on the experience of the actuaries.

a)	Effect of changes on actuarial assumptions
To measure the effects of changes in the key actuarial assumptions, sensitivity tests were conducted in the amounts of current estimates of future liability cash flows. The sensitivity analysis considers a vision of the impacts caused by changes in assumptions, which could affect the income for the period and stockholders’ equity at the balance sheet date. This type of analysis is usually conducted under the ceteris paribus
condition, in which the sensitivity of a system is measured when one variable of interest is changed and all the others remain unchanged. The results obtained are shown in the table below:

	Impact in Income and Stockholders’ Equity (1)
Sensitivity Test	12/31/2021		12/31/2020
	Private Pension	Insurance	Private Pension	Insurance
Mortality Rates
5% increase	45	(2)	56	2
5% decrease	(48)	2	(59)	(2)
Risk-free Interest Rates
0.1% increase	102	10	98	10
0.1% decrease	(104)	(10)	(100)	(11)
Conversion in Income Rates
5% increase	(11)	—	(9)	—
5% decrease	11	—	9	—
Claims
5% increase	—	(58)	—	(52)
5% decrease	—	58	—	52

(1)	Amounts net of tax effects.
b) Risk concentration
For ITAÚ UNIBANCO HOLDING, there is no product concentration in relation to insurance premiums, reducing the risk of product concentration and distribution channels.

	01/01 to 12/31/2021			01/01 to 12/31/2020			01/01 to 12/31/2019
	Insurance	Retained	Retention	Insurance	Retained	Retention	Insurance	Retained	Retention
	premiums	premium	(%)	premiums	premium	(%)	premiums	premium	(%)
Individuals
Group accident insurance	884	883	99.9	849	847	99.8	867	867	100.0
Individual accident	176	175	99.4	192	187	97.4	222	222	100.0
Credit Life Insurance	1,008	1,008	100.0	624	624	100.0	948	946	99.8
Group life	1,168	1,165	99.7	956	955	99.9	948	947	99.9
III) Market, credit and liquidity risk
a) Market risk
Market risk is analyzed, in relation to insurance operations, using the following metrics and sensitivity and loss control measures: Value at Risk (VaR), Losses in Stress Scenarios (Stress Test), Sensitivity (DV01-Delta Variation) and Concentration. In the table, the sensitivity analysis (DV01 – Delta Variation) is presented in relation to insurance operations that demonstrate the impact on the market value of cash flows when submitted to a one basis point increase in the current interest rate or indexer rate and one percentage point in the share price and currency.

	12/31/2021		12/31/2020
Class	Account balance	DV01	Account balance	DV01
Government securities
National Treasury Notes (NTN-C)	5,154	(3.05)	7,025	(3.11)
National Treasury Notes (NTN-B)	6,094	(6.24)	5,215	(5.42)
National Treasury Notes (NTN-F)	205	(0.11)	134	(0.08)
National Treasury Bills (LTN)	166	(0.01)	2,098	(0.31)
Corporate securities
Indexed to IGPM	7	(0.02)	—	—
Indexed to IPCA	355	(0.36)	22	(0.01)
Indexed to PRE	23	—	85	—
Indexed to PYG	30	(0.01)	—	—
Shares	947	9	1,320	13
Post-fixed assets	6,048	—	2,414	—
Under agreements to resell	1,895	—	697	—

Total	20,924		19,010

b) Liquidity Risk
Liquidity risk is identified by ITAÚ UNIBANCO HOLDING as the risk of lack of liquid resources available to cover its current obligations at a given moment. For insurance operations, the liquidity risk is managed continuously by monitoring payment flows against liabilities, compared to the inflows generated by its operations and financial assets portfolio.
Financial assets are managed in order to optimize the risk-return ratio of investments, considering, on a careful basis, the characteristics of their liabilities. The risk integrated control considers the concentration limits by issuer and credit risk, sensitivities and market risk limits and control over asset liquidity risk. Thus, investments are concentrated in government and private securities with good credit quality in active and liquid markets, keeping a considerable amount invested in short-term assets, available on demand, to cover regular needs and any liquidity contingencies. Additionally, ITAÚ UNIBANCO HOLDING constantly monitors the solvency conditions of its insurance operations.

		12/31/2021			12/31/2020
Liabilities	Assets	Liabilities amounts (1)	Liabilities DU (2)	Assets DU (2)	Liabilities amounts (1)	Liabilities DU (2)	Assets DU (2)
Insurance operations	Backing asset
Unearned premiums	LFT, repurchase agreements, NTN-B, CDB, LF and debentures	2,846	55.6	20.3	2,298	57.8	19.1
IBNR, PDR and PSL	LFT, repurchase agreements, NTN-B, CDB, LF and debentures	869	48.6	27.0	838	50.9	27.2
Redemptions and Other Unsettled Amounts	LFT, repurchase agreements, NTN-B, CDB, LF and debentures	19	17.9	20.3	16	16.3	18.3
Mathematical reserve for benefits to be granted and benefits granted	LFT, repurchase agreements, NTN-B, NTN-C, debentures	19	122.6	27.4	17	172.6	24.0
Financial surplus	LFT, repurchase agreements, NTN-B, NTN-C, CDB, LF and debentures	1	149.5	20.3	2	204.1	18.3
Other provisions	LFT, repurchase agreements, NTN-B, CDB, LF and debentures	129	7.0	90.0	132	7.0	96.4
Subtotal	Subtotal	3,883			3,303
Pension plan, VGBL and individual life operations			103.8	76.3	88	109.4	81.3
Related expenses	LFT, repurchase agreements, NTN-B, CDB, LF and debentures	65
Unearned premiums	LFT, repurchase agreements, NTN-B, CDB and debentures	12	16.0	18.5	12	17.4	22.2
Unsettled claims	LFT, repurchase agreements, NTN-B, CDB and debentures	79	16.0	18.5	68	17.4	22.2
IBNR	LFT, repurchase agreements, NTN-B, CDB and debentures	27	16.0	18.5	22	17.4	22.2
Redemptions and Other Unsettled Amounts	LFT, repurchase agreements, NTN-B, CDB and debentures	358	16.0	18.5	332	17.4	22.2
Mathematical reserve for benefits granted	LFT, repurchase agreements, LTN, NTN-B, NTN-C, NTN-F, CDB, LF and debentures	3,786	103.8	76.4	3,278	109.4	81.4
Mathematical reserve for benefits to be granted – PGBL/ VGBL	LFT, repurchase agreements, LTN, NTN-B, NTN-C, NTN-F, CDB, LF and debentures	197,897	134.0	55.2	205,670	166.5	56.2
Mathematical reserve for benefits to be granted – traditional	LFT, repurchase agreements, NTN-B, NTN-C, debentures	7,513	195.9	79.8	6,268	188.5	80.9
Other provisions	LFT, repurchase agreements, NTN-B, NTN-C, CDB, LF and debentures	665	195.9	79.8	1,304	188.4	80.9
Financial surplus	LFT, repurchase agreements, NTN-B, NTN-C, CDB, LF and debentures	691	195.9	79.8	655	188.5	80.9
Subtotal	Subtotal	211,093			217,697
Total technical reserves	Total backing assets	214,976			221,000

(1)	Gross amounts of Credit Rights, Deposits in Guarantee and Reinsurance.
(2)	DU = Duration in months.

c) Credit Risk
I – Reinsurers
Reinsurance operations are controlled through an internal policy, in compliance with the provisions of the regulatory authority governing the reinsurers with which ITAÚ UNIBANCO HOLDING operates.
We present below a breakdown of the risks assigned by ITAÚ UNIBANCO HOLDING’s subsidiaries to reinsurance companies:

•
Insurance Operations:
reinsurance premiums operations are basically represented by: IRB Brasil
Resseguros S.A. with 38% (59% at 12/31/2020), Mapfre Re do Brasil Companhia de Resseguros with 36% (21% at 12/31/2020), RGA Global Reinsurance Company LTD with 22% and Austral Resseguradora S.A. with 4% (20% at 12/31/2020).

•
Private Pension Operations:
related to reinsurance premiums are entirely represented by Mapfre Re do
Brasil Companhia de Resseguros with 60% (45% at 12/31/2020), RGA Global Reinsurance Company LTD with 40%, IRB Brasil Resseguros S.A. with 25% at 12/31/2020 and Austral Resseguradora S.A. with 30% at 12/31/2020.

II – Premiums Receivable
ITAÚ UNIBANCO HOLDING considers the credit risk arising from past-due
premiums immaterial, since cases with coverage payment in default may be canceled, pursuant to Brazilian regulations.
III – Risk level of financial assets
The table below shows insurance financial assets, individually evaluated, classified by rating:

	12/31/2021
	Financial Assets at Amortized Cost			Financial Assets at Fair Value Through Other Comprehensive Income	Total
Internal rating	Interbank deposits and securities purchased under agreements to resell	Securities	Financial assets at fair value through profit or loss (*)
Low	4,062	11,401	188,480	587	204,530
Medium	—	—	1	—	1
High	—	—	10	—	10

Total	4,062	11,401	188,491	587	204,541

%	2.0	5.6	92.1	0.3	100.0

(*)	Includes Derivatives in the amount of R$ 2,946.

	12/31/2020
	Financial Assets at Amortized Cost			Financial Assets at Fair Value Through Other Comprehensive Income
Internal rating	Interbank deposits and securities purchased under agreements to resell	Securities	Financial assets at fair value through profit or loss (*)		Total
Low	3,517	30,614	205,099	1,194	240,424
Medium	—	—	3	—	3
High	—	—	—	—	—

Total	3,517	30,614	205,102	1,194	240,427

%	1.5	12.7	85.3	0.5	100.0

(*)	Includes Derivatives in the amount of R$ 1,336.